Related Party Transactions - Additional Information (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Key management personnel and directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Loans to related parties	$ 6,000,000	$ 8,000,000
Provisions for doubtful debts related to outstanding balances of related party transaction	0	0
Guarantees or pledges given to related parties	0	0
Commitments given to related parties	0	0
Joint ventures and associates [member]
Disclosure of transactions between related parties [line items]
Loans to related parties	215,000,000	222,000,000
Provisions for doubtful debts related to outstanding balances of related party transaction	0	0
Guarantees or pledges given to related parties	1,000,000	1,000,000
Commitments given to related parties	589,000,000	430,000,000
Deposits from related parties	$ 15,000,000	$ 180,000,000